PROPERTY AND EQUIPMENT (Schedule of Composition of Property and Equipment and Related to Accumulated Depreciation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	$ 13,403
Impairment loss	10,437	$ 4,382
Balance at end of year	5,800	13,403
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	48,113	43,073
Other additions	5,258	5,277
Disposals or retirements	(3,984)	(525)
Exchange adjustments	30	288
Balance at end of year	49,417	48,113
Cost [Member] | Freehold land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	2,603	2,581
Other additions		8
Disposals or retirements	(9)
Exchange adjustments	30	14
Balance at end of year	2,624	2,603
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	3,031	2,899
Other additions	465	143
Disposals or retirements	(488)
Exchange adjustments	(4)	(11)
Balance at end of year	3,004	3,031
Cost [Member] | Computers, fixtures and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	5,995	5,873
Other additions	302	391
Disposals or retirements	(404)	(257)
Exchange adjustments	1	(12)
Balance at end of year	5,894	5,995
Cost [Member] | Office equipment and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	36,484	31,720
Other additions	4,491	4,735
Disposals or retirements	(3,083)	(268)
Exchange adjustments	3	297
Balance at end of year	37,895	36,484
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(34,710)	(22,414)
Charge for the year	(2,424)	(3,573)
Impairment loss	(10,437)	(9,029)
Disposals or retirements	3,961	487
Exchange adjustments	(7)	(181)
Balance at end of year	(43,617)	(34,710)
Accumulated depreciation and impairment losses [member] | Freehold land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(1,206)	(1,123)
Charge for the year	(82)	(82)
Impairment loss
Disposals or retirements	9
Exchange adjustments	(4)	(1)
Balance at end of year	(1,283)	(1,206)
Accumulated depreciation and impairment losses [member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(2,716)	(2,527)
Charge for the year	(165)	(144)
Impairment loss	(267)	(53)
Disposals or retirements	488
Exchange adjustments	1	8
Balance at end of year	(2,659)	(2,716)
Accumulated depreciation and impairment losses [member] | Computers, fixtures and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(5,064)	(4,828)
Charge for the year	(263)	(367)
Impairment loss	(383)	(109)
Disposals or retirements	402	234
Exchange adjustments		6
Balance at end of year	(5,308)	(5,064)
Accumulated depreciation and impairment losses [member] | Office equipment and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(25,724)	(13,936)
Charge for the year	(1,914)	(2,980)
Impairment loss	(9,787)	(8,867)
Disposals or retirements	3,062	253
Exchange adjustments	(4)	(194)
Balance at end of year	(34,367)	(25,724)
Carrying amounts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	13,403
Balance at end of year	5,800	13,403
Carrying amounts [Member] | Freehold land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	1,397
Balance at end of year	1,341	1,397
Carrying amounts [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	315
Balance at end of year	345	315
Carrying amounts [Member] | Computers, fixtures and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	931
Balance at end of year	586	931
Carrying amounts [Member] | Office equipment and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	10,760
Balance at end of year	$ 3,528	$ 10,760